DEBT - Maturities (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Debt
2016	$ 0
2017	217,500
2018	344,000
2019	115,000
2020	0
Thereafter	600,000
Total long-term debt	$ 1,276,500